SmartETFs Smart Transportation & Technology ETF

Schedule of Investments

at March 31, 2022 (Unaudited)

Shares	Common Stocks: 93.1%	Value ($)
	Auto/Trucks Parts & Equipment: 3.4%
6,776	Gentherm Inc. *	$494,919

	Commerical Services: 4.2%
4,662	Quanta Services Inc.	613,566

	Rubber-Tires: 1.2%
2,506	Continental AG	181,363

	Smart Transportation: 29.9%
2,954	Aptiv PLC	353,623
2,373	Daimler Truck AG	66,253
7,000	Denso Corp.	451,965
154,000	Geely Automobile Holdings Ltd.	242,995
12,642	Johnson Matthey PLC	311,989
6,286	KiaCorp	382,944
5,250	Mercedes-Benz Group AG	370,714
7,560	Sensata Technologies Holding *	384,426
840	Tesla Inc. *	905,184
112,000	Tianneng Power International	96,369
23,800	Toyota Motor Corp.	434,514
500	Vitesco Technologies Group AG	19,919
18,592	Volvo AB Class B	349,493
		4,370,388

	Technology: 3.0%
4,214	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	439,352

	Technology & Transportation: 51.4%
196	Alphabet Inc. Class C *	547,426
5,852	Amphenol Corp. Class A	440,948
2,730	Analog Devices Inc.	450,941
18,578	Dana Inc.	326,415
3,220	Eaton Corp. PLC	488,667
32,942	Hanon Systems	320,008
31,850	Hexagon AB Class B	450,055
12,250	Infineon Technologies AG - ADR	420,028
8,092	Intel Corp.	401,040
2,450	Lear Corp.	349,346
742	LG Chem Ltd.	324,971
2,268	NVIDIA Corp.	618,847
2,310	NXP Semiconductors NV	427,535
10,080	ON Semiconductor Corp. *	631,109
5,320	Power Integrations Inc.	493,058
896	Samsung SDI Co., Ltd.	439,626
2,772	Skyworks Solutions Inc.	369,452
		7,499,472

	Total Common Stocks (Cost $12,421,605)	13,599,060

Shares		Value ($)
	Preferred Stocks
	Smart Transportation: 2.4%
2,030	Volkswagen AG	$352,684
	Total Preferred Stocks (Cost $392,904)	352,684

	Total Investments (Cost $12,814,509): 95.5%	13,951,744
	Other Assets in Excess of Liabilities 4.5%	651,478
	Total Net Assets - 100.0%	$14,603,222

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company